IFRS 7 - Disclosure - Liquidity Risk - Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	$ 372,042	$ 365,368
Toronto-Dominion Bank [member]
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	136,544	111,797
Bank subsidiaries [member]
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	217,565	217,098
Foreign branches [member]
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	$ 17,933	$ 36,473